Supplemental Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Condensed Consolidating Financial Statements [Abstract]
Schedule Of Condensed Consolidating Statement Of Income

Health Management Associates, Inc.

Condensed Consolidating Statement of Income

Year Ended December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net revenue before the provision for doubtful accounts	$—	$3,245,267	$2,559,184	$—	$5,804,451
Provision for doubtful accounts	—	(395,943)	(320,913)	—	(716,856)

Net revenue	—	2,849,324	2,238,271	—	5,087,595

Salaries and benefits	—	1,126,388	1,176,456	—	2,302,844
Supplies	—	482,716	293,882	—	776,598
Rent expense	—	76,644	77,635	—	154,279
Other operating expenses	—	565,573	502,407	—	1,067,980
Medicare and Medicaid HCIT incentive payments	—	(24,826)	(15,156)	—	(39,982)
Equity in the earnings of consolidated subsidiaries	(324,430)	—	—	324,430	—
Depreciation and amortization	7,690	157,494	102,716	—	267,900
Interest expense	210,375	4,032	8,340	—	222,747
Write-offs of deferred debt issuance costs and related other	14,015	—	10,580	—	24,595
Other	(1,035)	1,204	(1,940)	—	(1,771)

	(93,385)	2,389,225	2,154,920	324,430	4,775,190

Income from continuing operations before income taxes	93,385	460,099	83,351	(324,430)	312,405
Income tax (expense) benefit	85,325	(169,770)	(21,626)	—	(106,071)

Income from continuing operations	178,710	290,329	61,725	(324,430)	206,334
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	—	—	(2,409)	—	(2,409)

Consolidated net income	178,710	290,329	59,316	(324,430)	203,925
Net income attributable to noncontrolling interests	—	(424)	(24,791)	—	(25,215)

Net income attributable to Health Management Associates, Inc.	$178,710	$289,905	$34,525	$(324,430)	$178,710

Health Management Associates, Inc.

Condensed Consolidating Statement of Income

Year Ended December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net revenue before the provision for doubtful accounts	$—	$2,909,665	$2,182,501	$—	$5,092,166
Provision for doubtful accounts	—	(344,424)	(280,329)	—	(624,753)

Net revenue	—	2,565,241	1,902,172	—	4,467,413

Salaries and benefits	—	1,025,341	991,626	—	2,016,967
Supplies	—	447,936	255,490	—	703,426
Rent expense	—	61,463	61,520	—	122,983
Other operating expenses	—	495,032	397,433	—	892,465
Equity in the earnings of consolidated subsidiaries	(276,587)	—	—	276,587	—
Depreciation and amortization	4,642	145,687	91,544	—	241,873
Interest expense	204,723	3,952	2,998	—	211,673
Other	(4,709)	(89)	(3,999)	—	(8,797)

	(71,931)	2,179,322	1,796,612	276,587	4,180,590

Income from continuing operations before income taxes	71,931	385,919	105,560	(276,587)	286,823
Income tax (expense) benefit	78,138	(147,191)	(31,996)	—	(101,049)

Income from continuing operations	150,069	238,728	73,564	(276,587)	185,774
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	—	—	(13,526)	—	(13,526)

Consolidated net income	150,069	238,728	60,038	(276,587)	172,248
Net income attributable to noncontrolling interests	—	(421)	(21,758)	—	(22,179)

Net income attributable to Health Management Associates, Inc.	$150,069	$238,307	$38,280	$(276,587)	$150,069

Health Management Associates, Inc.

Condensed Consolidating Statement of Income

Year Ended December 31, 2009

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net revenue before the provision for doubtful accounts	$—	$2,549,281	$1,986,825	$—	$4,536,106
Provision for doubtful accounts	—	(305,122)	(248,517)	—	(553,639)

Net revenue	—	2,244,159	1,738,308	—	3,982,467

Salaries and benefits	—	923,374	856,066	—	1,779,440
Supplies	—	383,331	254,332	—	637,663
Rent expense	—	49,298	51,692	—	100,990
Other operating expenses	—	430,211	357,840	—	788,051
Equity in the earnings of consolidated subsidiaries	(259,936)	—	—	259,936	—
Depreciation and amortization	2,929	142,718	89,236	—	234,883
Interest expense	211,065	4,598	2,275	—	217,938
Gains on early extinguishment of debt, net	(16,202)	—	—	—	(16,202)
Write-offs of deferred debt issuance costs and related other	444	—	—	—	444
Other	(1,985)	(2,103)	(892)	—	(4,980)

	(63,685)	1,931,427	1,610,549	259,936	3,738,227

Income from continuing operations before income taxes	63,685	312,732	127,759	(259,936)	244,240
Income tax (expense) benefit	74,497	(117,357)	(40,077)	—	(82,937)

Income from continuing operations	138,182	195,375	87,682	(259,936)	161,303
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	—	—	2,638	—	2,638

Consolidated net income	138,182	195,375	90,320	(259,936)	163,941
Net income attributable to noncontrolling interests	—	(3,578)	(22,181)	—	(25,759)

Net income attributable to Health Management Associates, Inc.	$138,182	$191,797	$68,139	$(259,936)	$138,182

Schedule Of Condensed Consolidating Statement Of Comprehensive Income

Health Management Associates, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Consolidated net income	$178,710	$290,329	$59,316	$(324,430)	$203,925
Components of other comprehensive income (loss) before income taxes attributable to:
Interest rate swap contract
Changes in fair value	47,735	—	—	—	47,735
Reclassification adjustments for amortization of expense into net income	10,384	—	—	—	10,384
Available-for-sale securities
Unrealized gains (losses), net	—	—	(117)	—	(117)
Adjustments for net (gains) losses reclassified into net income	159	—	(1,179)	—	(1,020)

Other comprehensive income (loss) before income taxes	58,278	—	(1,296)	—	56,982
Income tax (expense) benefit related to items of other comprehensive income (loss)	(21,752)	—	454	—	(21,298)

Other comprehensive income (loss), net	36,526	—	(842)	—	35,684

Total consolidated comprehensive income	215,236	290,329	58,474	(324,430)	239,609
Total comprehensive income attributable to noncontrolling interests	—	(424)	(24,791)	—	(25,215)

Total comprehensive income attributable to Health Management Associates, Inc. common stockholders	$215,236	$289,905	$33,683	$(324,430)	$214,394

Health Management Associates, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Consolidated net income	$150,069	$238,728	$60,038	$(276,587)	$172,248
Components of other comprehensive income (loss) before income taxes attributable to:
Interest rate swap contract
Changes in fair value	(17,646)	—	—	—	(17,646)
Available-for-sale securities
Unrealized gains (losses), net	(159)	—	2,632	—	2,473
Adjustments for net (gains) losses reclassified into net income	(97)	—	(2,046)	—	(2,143)

Other comprehensive income (loss) before income taxes	(17,902)	—	586	—	(17,316)
Income tax (expense) benefit related to items of other comprehensive income (loss)	6,639	—	(205)	—	6,434

Other comprehensive income (loss), net	(11,263)	—	381	—	(10,882)

Total consolidated comprehensive income	138,806	238,728	60,419	(276,587)	161,366
Total comprehensive income attributable to noncontrolling interests	—	(421)	(21,758)	—	(22,179)

Total comprehensive income attributable to Health Management Associates, Inc. common stockholders	$138,806	$238,307	$38,661	$(276,587)	$139,187

Health Management Associates, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2009

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Consolidated net income	$138,182	$195,375	$90,320	$(259,936)	$163,941
Components of other comprehensive income (loss) before income taxes attributable to:
Interest rate swap contract
Changes in fair value	85,923	—	—	—	85,923
Available-for-sale securities
Unrealized gains (losses), net	97	—	1,989	—	2,086

Other comprehensive income (loss) before income taxes	86,020	—	1,989	—	88,009
Income tax (expense) benefit related to items of other comprehensive income (loss)	(37,641)	—	(696)	—	(38,337)

Other comprehensive income (loss), net	48,379	—	1,293	—	49,672

Total consolidated comprehensive income	186,561	195,375	91,613	(259,936)	213,613
Total comprehensive income attributable to noncontrolling interests	—	(3,578)	(22,181)	—	(25,759)

Total comprehensive income attributable to Health Management Associates, Inc. common stockholders	$186,561	$191,797	$69,432	$(259,936)	$187,854

Schedule Of Condensed Consolidating Balance Sheet

Health Management Associates, Inc.

Condensed Consolidating Balance Sheet

December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets:
Cash and cash equivalents	$28,586	$47,094	$(11,537)	$—	$64,143
Available-for-sale securities	81,654	—	40,623	—	122,277
Accounts receivable, net	—	474,847	428,670	—	903,517
Supplies, prepaid expenses and other assets	4,953	115,193	95,449	—	215,595
Prepaid and recoverable income taxes	61,756	—	—	—	61,756
Restricted funds	—	—	28,289	—	28,289
Assets of discontinued operations	—	—	14,561	—	14,561

Total current assets	176,949	637,134	596,055	—	1,410,138

Property, plant and equipment, net	89,419	1,729,632	1,444,121	—	3,263,172
Investments in consolidated subsidiaries	1,948,185	—	—	(1,948,185)	—
Restricted funds	—	—	96,244	—	96,244
Goodwill	—	568,182	431,198	—	999,380
Deferred charges and other assets	81,265	40,962	113,028	—	235,255

Total assets	$2,295,818	$2,975,910	$2,680,646	$(1,948,185)	$6,004,189

Current liabilities:
Accounts payable	$40,188	$84,870	$73,062	$—	$198,120
Accrued expenses and other current liabilities	113,262	132,540	223,927	—	469,729
Deferred income taxes	50,466	—	—	—	50,466
Current maturities of long-term debt and capital lease obligations	68,375	8,941	8,193	—	85,509

Total current liabilities	272,291	226,351	305,182	—	803,824

Deferred income taxes	234,080	—	—	—	234,080
Long-term debt and capital lease obligations, less current maturities	3,397,948	30,819	60,722	—	3,489,489
Intercompany balances	(2,503,302)	(437,179)	2,940,481	—	—
Other long-term liabilities	125,660	53,997	311,380	—	491,037

Total liabilities	1,526,677	(126,012)	3,617,765	—	5,018,430

Redeemable equity securities	—	2,805	197,838	—	200,643

Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	769,141	3,098,859	(1,150,674)	(1,948,185)	769,141
Noncontrolling interests	—	258	15,717	—	15,975

Total stockholders' equity	769,141	3,099,117	(1,134,957)	(1,948,185)	785,116

Total liabilities and stockholders' equity	$2,295,818	$2,975,910	$2,680,646	$(1,948,185)	$6,004,189

Health Management Associates, Inc.

Condensed Consolidating Balance Sheet

December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets:
Cash and cash equivalents	$51,734	$44,256	$5,822	$—	$101,812
Available-for-sale securities	23,139	—	34,188	—	57,327
Accounts receivable, net	—	439,517	319,614	—	759,131
Supplies, prepaid expenses and other assets	4,786	108,691	70,604	—	184,081
Prepaid and recoverable income taxes	44,961	—	—	—	44,961
Restricted funds	—	—	39,684	—	39,684
Assets of discontinued operations	—	—	11,384	—	11,384

Total current assets	124,620	592,464	481,296	—	1,198,380

Property, plant and equipment, net	46,974	1,668,778	947,195	—	2,662,947
Investments in consolidated subsidiaries	2,262,766	—	—	(2,262,766)	—
Restricted funds	—	—	51,067	—	51,067
Goodwill	—	557,192	352,278	—	909,470
Deferred charges and other assets	30,532	21,681	36,008	—	88,221

Total assets	$2,464,892	$2,840,115	$1,867,844	$(2,262,766)	$4,910,085

Current liabilities:
Accounts payable	$15,184	$99,986	$57,331	$—	$172,501
Accrued expenses and other current liabilities	8,472	128,055	184,805	—	321,332
Deferred income taxes	27,052	—	—	—	27,052
Current maturities of long-term debt and capital lease obligations	25,782	5,286	3,677	—	34,745

Total current liabilities	76,490	233,327	245,813	—	555,630

Deferred income taxes	157,177	—	—	—	157,177
Long-term debt and capital lease obligations, less current maturities	2,931,798	16,782	35,139	—	2,983,719
Intercompany balances	(1,486,548)	(283,559)	1,770,107	—	—
Other long-term liabilities	265,080	25,607	187,899	—	478,586

Total liabilities	1,943,997	(7,843)	2,238,958	—	4,175,112

Redeemable equity securities	—	2,922	198,565	—	201,487

Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	520,895	2,844,861	(582,095)	(2,262,766)	520,895
Noncontrolling interests	—	175	12,416	—	12,591

Total stockholders' equity	520,895	2,845,036	(569,679)	(2,262,766)	533,486

Total liabilities and stockholders' equity	$2,464,892	$2,840,115	$1,867,844	$(2,262,766)	$4,910,085

Schedule Of Condensed Consolidating Statement Of Cash Flows

Health Management Associates, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated

Net cash provided by (used in) continuing operating activities	$7,521	$384,900	$151,601	$544,022

Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	—	(3,714)	(578,376)	(582,090)
Additions to property, plant and equipment	(50,047)	(176,178)	(75,821)	(302,046)
Proceeds from sales of assets and insurance recoveries	—	2,495	270	2,765
Proceeds from sales of discontinued operations	—	—	4,851	4,851
Purchases of available-for-sale securities	(1,331,462)	—	(54,118)	(1,385,580)
Proceeds from sales of available-for-sale securities	1,273,651	—	47,747	1,321,398
Decrease (increase) in restricted funds, net	—	—	(35,309)	(35,309)

Net cash used in continuing investing activities	(107,858)	(177,397)	(690,756)	(976,011)

Cash flows from financing activities:
Proceeds from long-term debt borrowings	2,985,674	328	370,968	3,356,970
Principal payments on debt and capital lease obligations	(2,481,965)	(9,087)	(378,328)	(2,869,380)
Payments of debt issuance costs	(64,429)	—	(10,720)	(75,149)
Proceeds from exercises of stock options	14,067	—	—	14,067
Cash payments to noncontrolling shareholders	—	(457)	(27,827)	(28,284)
Changes in intercompany balances, net	(379,157)	(195,449)	574,606	—
Equity compensation excess income tax benefits	2,999	—	—	2,999

Net cash provided by (used in) continuing financing activities	77,189	(204,665)	528,699	401,223

Net increase (decrease) in cash and cash equivalents before discontinued operations	(23,148)	2,838	(10,456)	(30,766)
Net cash provided by (used in) discontinued operations	—	—	(6,903)	(6,903)

Net increase (decrease) in cash and cash equivalents	(23,148)	2,838	(17,359)	(37,669)
Cash and cash equivalents at:
Beginning of the year	51,734	44,256	5,822	101,812

End of the year	$28,586	$47,094	$(11,537)	$64,143

Health Management Associates, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Net cash provided by (used in) continuing operating activities	$(47,054)	$323,083	$158,662	$434,691

Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	—	(151,878)	(39,576)	(191,454)
Additions to property, plant and equipment	(38,396)	(104,556)	(66,156)	(209,108)
Proceeds from sales of assets and insurance recoveries	—	405	2,745	3,150
Proceeds from sales of discontinued operations	—	—	26,360	26,360
Purchases of available-for-sale securities	(883,293)	—	(38,431)	(921,724)
Proceeds from sales of available-for-sale securities	898,130	—	6,751	904,881
Decrease (increase) in restricted funds, net	—	—	(5,758)	(5,758)

Net cash used in continuing investing activities	(23,559)	(256,029)	(114,065)	(393,653)

Cash flows from financing activities:
Principal payments on debt and capital lease obligations	(28,196)	(7,492)	(4,459)	(40,147)
Proceeds from exercises of stock options	7,469	—	—	7,469
Cash received from noncontrolling shareholders	—	—	2,547	2,547
Cash payments to noncontrolling shareholders	—	(358)	(20,272)	(20,630)
Changes in intercompany balances, net	85,038	(43,319)	(41,719)	—
Equity compensation excess income tax benefits	1,278	—	—	1,278

Net cash provided by (used in) continuing financing activities	65,589	(51,169)	(63,903)	(49,483)

Net increase (decrease) in cash and cash equivalents before discontinued operations	(5,024)	15,885	(19,306)	(8,445)
Net cash provided by (used in) discontinued operations	—	—	4,239	4,239

Net increase (decrease) in cash and cash equivalents	(5,024)	15,885	(15,067)	(4,206)
Cash and cash equivalents at:
Beginning of the year	56,758	28,371	20,889	106,018

End of the year	$51,734	$44,256	$5,822	$101,812

Health Management Associates, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2009

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Net cash provided by (used in) continuing operating activities	$(30,010)	$303,065	$161,521	$434,576

Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	—	(138,195)	(569)	(138,764)
Additions to property, plant and equipment	(4,648)	(117,603)	(76,627)	(198,878)
Proceeds from sales of assets and insurance recoveries	—	5,326	—	5,326
Purchases of available-for-sale securities	(86,527)	—	—	(86,527)
Proceeds from sales of available-for-sale securities	50,000	—	—	50,000
Decrease (increase) in restricted funds, net	—	—	11,590	11,590

Net cash used in continuing investing activities	(41,175)	(250,472)	(65,606)	(357,253)

Cash flows from financing activities:
Proceeds from long-term debt borrowings	38,000	—	—	38,000
Principal payments on debt and capital lease obligations	(109,601)	(10,567)	(6,905)	(127,073)
Repurchases of convertible debt securities in the open market	(67,714)	—	—	(67,714)
Proceeds from exercises of stock options	9,699	—	—	9,699
Cash received from noncontrolling shareholders	—	2,928	51,868	54,796
Cash payments to noncontrolling shareholders	—	(4,513)	(30,864)	(35,377)
Changes in intercompany balances, net	159,916	(36,011)	(123,905)	—
Equity compensation excess income tax benefits	218	—	—	218

Net cash provided by (used in) continuing financing activities	30,518	(48,163)	(109,806)	(127,451)

Net increase (decrease) in cash and cash equivalents before discontinued operations	(40,667)	4,430	(13,891)	(50,128)
Net cash provided by (used in) discontinued operations	—	—	12,532	12,532

Net increase (decrease) in cash and cash equivalents	(40,667)	4,430	(1,359)	(37,596)
Cash and cash equivalents at:
Beginning of the year	97,425	23,941	22,248	143,614

End of the year	$56,758	$28,371	$20,889	$106,018